UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Grange Park Capital Management, L.P.
           --------------------------------------------------
Address:   411 West Putnam Avenue
           --------------------------------------------------
           Greenwich, CT 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  _______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Harvey
           --------------------------------------------------
Title:     President
           --------------------------------------------------
Phone:     203-485-8570
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ David Harvey              Greenwich, CT                  2/17/04
       ------------------------   ------------------------------  -----

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this
 ........reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this
.........report, and all holdings are reported by other reporting
.........manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the
.........holdings for this reporting manager are reported in this report
.........and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:
                                               -------------

Form 13F Information Table Entry Total:        30
                                               -------------

Form 13F Information Table Value Total:       $197,381
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name


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
                                                  Form 13F INFORMATION TABLE



              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ACTEL CORP                        COM           004934105    4,818    200,000          SOLE                200,000     0         0
-----------------------------------------------------------------------------------------------------------------------------------
ASPECT COMMUNICATIONS CORP        COM           04523Q102    4,725    300,000          SOLE                300,000     0         0
-----------------------------------------------------------------------------------------------------------------------------------
BMC SOFTWARE INC                  COM           055921100   10,257    550,000          SOLE                550,000     0         0
-----------------------------------------------------------------------------------------------------------------------------------
BEA SYS INC                       COM           073325102    6,150    500,000          SOLE                500,000     0         0
-----------------------------------------------------------------------------------------------------------------------------------
BEARINGPOINT INC                  COM           074002106    9,576    949,100          SOLE                949,100     0         0
-----------------------------------------------------------------------------------------------------------------------------------
CAPTIVA SOFTWARE CORP DEL         COM           14073T109    4,358    344,000          SOLE                344,000     0         0
-----------------------------------------------------------------------------------------------------------------------------------
CHIPPAC INC                       CL A          169657103    3,111    410,000          SOLE                410,000     0         0
-----------------------------------------------------------------------------------------------------------------------------------
DITECH COMMUNICATIONS CORP        COM           25500M103   19,214  1,006,000          SOLE              1,006,000     0         0
-----------------------------------------------------------------------------------------------------------------------------------
EPICOR SOFTWARE INC               COM           29426L108    3,918    307,100          SOLE                307,100     0         0
-----------------------------------------------------------------------------------------------------------------------------------
EVOLVING SYS INC                  COM           30049R100    2,598    195,350          SOLE                195,350     0         0
-----------------------------------------------------------------------------------------------------------------------------------
FAIRCHILD SEMICONDUCTOR INTL      COM           303726103    8,744    350,200          SOLE                350,200     0         0
-----------------------------------------------------------------------------------------------------------------------------------
INNOVEX INC                       COM           657647105    1,260    150,000          SOLE                150,000     0         0
-----------------------------------------------------------------------------------------------------------------------------------
MANHATTAN ASSOCS INC              COM           562750109    5,528    200,000          SOLE                200,000     0         0
-----------------------------------------------------------------------------------------------------------------------------------
ON SEMICONDUCTOR CORP             COM           682189105    6,480  1,000,000          SOLE              1,000,000     0         0
-----------------------------------------------------------------------------------------------------------------------------------
OPEN TEXT CORP                    COM           683715106    5,751    300,000          SOLE                300,000     0         0
-----------------------------------------------------------------------------------------------------------------------------------
PEOPLESOFT INC                    COM           712713106   10,255    450,000          SOLE                450,000     0         0
-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE TECHNOLOGIES INC      COM           71376K102    3,736    262,197          SOLE                262,197     0         0
-----------------------------------------------------------------------------------------------------------------------------------
QRS CORP                          COM           74726X105    2,480    305,447          SOLE                305,447     0         0
-----------------------------------------------------------------------------------------------------------------------------------
SCIENTIFIC ATLANTA INC            COM           808655104    7,844    287,330          SOLE                287,330     0         0
-----------------------------------------------------------------------------------------------------------------------------------
SEACHANGE INTL INC                COM           811699107    6,160    400,000          SOLE                400,000     0         0
-----------------------------------------------------------------------------------------------------------------------------------
SEMTECH CORP                      COM           816850101   18,208    800,000          SOLE                800,000     0         0
-----------------------------------------------------------------------------------------------------------------------------------
SONICWALL INC                     COM           835470105    8,446  1,082,875          SOLE              1,082,875     0         0
-----------------------------------------------------------------------------------------------------------------------------------
TTM TECHNOLOGIES INC              COM           87305R109    5,266    312,000          SOLE                312,000     0         0
-----------------------------------------------------------------------------------------------------------------------------------
TRIDENT MICROSYSTEMS INC          COM           895919108    8,482    486,949          SOLE                486,949     0         0
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TUMBLEWEED COMMUNICATIONS CO      COM           899690101    5,141    613,602          SOLE                613,602     0         0
-----------------------------------------------------------------------------------------------------------------------------------
VERITY INC                        COM           92343C106      667     40,000          SOLE                 40,000     0         0
-----------------------------------------------------------------------------------------------------------------------------------
WITNESS SYS INC                   COM           977424100    6,150    663,500          SOLE                663,500     0         0
-----------------------------------------------------------------------------------------------------------------------------------
XM SATELLITE RADIO HLDGS INC      CL A          983759101    3,943    150,000          SOLE                150,000     0         0
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AMDOCS LTD                        ORD           G02602103    6,744    300,000          SOLE                300,000     0         0
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ORBOTECH LTD                      ORD           M75253100    7,361    308,000          SOLE                308,000     0         0



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